UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Global Dividend Opportunity Fund.

Date of reporting period: July 31, 2018

ITEM 1. INVESTMENTS

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 69.02%
France : 1.96%
Veolia Environnement SA (Utilities, Multi-Utilities)	234,399	$5,354,435

Germany : 5.32%
Deutsche Post AG (Industrials, Air Freight & Logistics)	300,000	10,590,802
Telefonica Deutschland Holding AG (Telecommunication Services, Diversified Telecommunication Services)	900,000	3,943,399
		14,534,201

Italy : 15.23%
Enel SpA (Utilities, Electric Utilities)	4,000,000	22,311,197
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	50,000	962,609
Hera SpA (Utilities, Multi-Utilities)	2,000,000	6,632,553
Poste Italiane SpA (Financials, Insurance)	650,000	6,054,777
Terna SpA (Utilities, Electric Utilities)	1,000,000	5,601,186
		41,562,322

Spain : 12.34%
Enagás SA (Energy, Oil, Gas & Consumable Fuels)	600,000	16,782,510
Endesa SA (Utilities, Electric Utilities)	180,000	4,163,354
Red Electrica Corporacion SA (Utilities, Electric Utilities)	600,000	12,727,205
		33,673,069

Taiwan : 1.01%
Chunghwa Telecom Company Limited ADR (Telecommunication Services, Diversified Telecommunication Services)	80,000	2,757,600

United Kingdom : 3.74%
National Grid plc (Utilities, Multi-Utilities)	600,366	6,408,886
Severn Trent plc (Utilities, Water Utilities)	150,000	3,808,691
		10,217,577

United States : 29.42%
A-Mark Precious Metals Incorporated (Financials, Diversified Financial Services)	75,595	1,009,193
AXA Equitable Holdings Incorporated (Financials, Diversified Financial Services)†	5,000	109,950
Chatham Lodging Trust (Real Estate, Equity REITs)	100,000	2,154,000
Condor Hospitality Trust Incorporated (Real Estate, Equity REITs)	475,000	5,011,250
CorEnergy Infrastructure Trust Incorporated (Real Estate, Equity REITs)	18,000	684,540
Entergy Corporation (Utilities, Electric Utilities)	100,000	8,128,000
Exelon Corporation (Utilities, Electric Utilities)	150,000	6,375,000
FirstEnergy Corporation (Utilities, Electric Utilities)	250,000	8,857,500
Hercules Capital Incorporated (Financials, Capital Markets)	125,000	1,688,750
Kimbell Royalty Partners LP (Energy, Oil, Gas & Consumable Fuels)	213,000	4,771,200
Landmark Infrastructure Partners LP (Real Estate, Real Estate Management & Development)	10,000	134,000
Monmouth Real Estate Investment Corporation (Real Estate, Equity REITs)	78,505	1,923,294
PermRock Royalty Trust (Energy, Oil, Gas & Consumable Fuels)	50,000	790,000
Physicians Realty Trust (Real Estate, Equity REITs)	150,000	2,364,000
Plymouth Industrial Incorporated (Real Estate, Equity REITs)	85,000	1,243,550
Saratoga Investment Corporated (Financials, Capital Markets)	25,000	604,500
Sempra Energy (Utilities, Multi-Utilities)	75,000	8,669,250
Shenandoah Telecommunications Company (Telecommunication Services, Wireless Telecommunication Services)	390,000	12,870,000
Spark Energy Incorporated Class A (Utilities, Electric Utilities)	649,006	5,549,001
Summit Hotel Properties Incorporated (Real Estate, Equity REITs)	125,000	1,768,750
UMH Properties Incorporated (Real Estate, Equity REITs)	5,000	119,900
Visa Incorporated Class A (Information Technology, IT Services)	40,000	5,469,600
		80,295,228

Total Common Stocks (Cost $161,113,787)		188,394,432

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 20.62%
United States : 20.62%
Advanced Disposal Services Incorporated (Industrials, Commercial Services & Supplies ) 144A	5.63%	11-15-2024	$450,000	$444,375
Allison Transmission Incorporated (Consumer Discretionary, Auto Components ) 144A	4.75	10-1-2027	125,000	115,938
Allison Transmission Incorporated (Consumer Discretionary, Auto Components ) 144A	5.00	10-1-2024	700,000	687,750
Ally Financial Incorporated (Financials, Consumer Finance )	8.00	3-15-2020	175,000	186,375
Altice US Finance I Corporation (Consumer Discretionary, Media ) 144A	5.38	7-15-2023	325,000	327,844
AmeriGas Partners LP (Utilities, Gas Utilities )	5.75	5-20-2027	50,000	47,813
AmWINS Group Incorporated (Financials, Insurance ) 144A	7.75	7-1-2026	175,000	182,875
Aramark Services Incorporated (Industrials, Commercial Services & Supplies ) 144A	5.00	2-1-2028	50,000	48,235
Aramark Services Incorporated (Industrials, Commercial Services & Supplies )	5.13	1-15-2024	175,000	176,531
Archrock Partners LP (Energy, Oil, Gas & Consumable Fuels )	6.00	10-1-2022	200,000	198,000
Asbury Automotive Group Incorporated (Consumer Discretionary, Specialty Retail )	6.00	12-15-2024	625,000	621,875
B&G Foods Incorporated (Consumer Staples, Food Products )	5.25	4-1-2025	217,000	208,320
Ball Corporation (Materials, Containers & Packaging )	4.88	3-15-2026	100,000	99,625
Ball Corporation (Materials, Containers & Packaging )	5.00	3-15-2022	25,000	25,688
BBA US Holdings Incorporated (Industrials, Airlines ) 144A	5.38	5-1-2026	225,000	226,685
Berry Plastics Corporation (Materials, Containers & Packaging )	6.00	10-15-2022	115,000	117,588
Bristow Group Incorporated (Energy, Energy Equipment & Services )	6.25	10-15-2022	625,000	481,250
Bristow Group Incorporated (Energy, Energy Equipment & Services ) 144A	8.75	3-1-2023	125,000	122,500
Cardtronics Incorporated (Information Technology, IT Services )	5.13	8-1-2022	50,000	47,375
Cardtronics Incorporated (Information Technology, IT Services ) 144A	5.50	5-1-2025	425,000	378,250
Carriage Services Incorporated (Consumer Discretionary, Diversified Consumer Services ) 144A	6.63	6-1-2026	75,000	76,781
Carrizo Oil & Gas Incorporated (Energy, Oil, Gas & Consumable Fuels)	8.25	7-15-2025	125,000	135,000
CCM Merger Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure ) 144A	6.00	3-15-2022	700,000	712,250
CCO Holdings LLC (Consumer Discretionary, Media ) 144A	4.00	3-1-2023	25,000	23,875
CCO Holdings LLC (Consumer Discretionary, Media ) 144A	5.00	2-1-2028	25,000	23,406
CCO Holdings LLC (Consumer Discretionary, Media )	5.13	2-15-2023	200,000	199,000
CCO Holdings LLC (Consumer Discretionary, Media ) 144A	5.13	5-1-2023	1,605,000	1,600,988
CDK Global Incorporated (Information Technology, Software )	4.88	6-1-2027	25,000	24,469
CDK Global Incorporated (Information Technology, Software )	5.00	10-15-2024	100,000	102,000
CDK Global Incorporated (Information Technology, Software )	5.88	6-15-2026	25,000	25,625
Centene Corporation (Health Care, Health Care Providers & Services) 144A	5.38	6-1-2026	100,000	102,375
Centene Corporation (Health Care, Health Care Providers & Services)	6.13	2-15-2024	50,000	52,625
Central Garden & Pet Company (Consumer Staples, Household Products )	5.13	2-1-2028	25,000	23,375
Cequel Communications Holdings I LLC (Consumer Discretionary, Media ) 144A	7.75	7-15-2025	300,000	316,125
Change Healthcare Holdings Incorporated (Health Care, Health Care Technology ) 144A	5.75	3-1-2025	425,000	411,188
Charles River Laboratories Incorporated (Health Care, Life Sciences Tools & Services ) 144A	5.50	4-1-2026	75,000	75,938
Cheniere Energy Partners LP (Energy, Oil, Gas & Consumable Fuels )	5.25	10-1-2025	1,225,000	1,218,875
CHS Incorporated (Health Care, Health Care Providers & Services )	5.13	8-1-2021	325,000	307,431
Cinemark USA Incorporated (Consumer Discretionary, Media )	4.88	6-1-2023	25,000	24,633
Citigroup Incorporated (Financials, Banks )	4.13	3-9-2021	10,000	9,988
Citigroup Incorporated (Financials, Banks )	6.13	3-9-2028	15,000	15,750
CommScope Technologies Finance LLC (Information Technology, Communications Equipment ) 144A	6.00	6-15-2025	125,000	128,750
Continental Resources Incorporated (Energy, Oil, Gas & Consumable Fuels )	3.80	6-1-2024	382,000	375,225
Continental Resources Incorporated (Energy, Oil, Gas & Consumable Fuels )	4.38	1-15-2028	50,000	49,850
Cooper Tire & Rubber Company (Consumer Discretionary, Auto Components )	7.63	3-15-2027	475,000	527,250

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
United States (continued)
Cooper Tire & Rubber Company (Consumer Discretionary, Auto Components )	8.00%	12-15-2019	$175,000	$184,975
CoreCivic Incorporated (Real Estate, Equity REITs )	4.63	5-1-2023	250,000	242,500
CoreCivic Incorporated (Real Estate, Equity REITs )	5.00	10-15-2022	3,000	2,993
Cott Beverages Incorporated (Consumer Staples, Beverages ) 144A	5.50	4-1-2025	75,000	72,188
Covanta Holding Corporation (Industrials, Commercial Services & Supplies )	5.88	3-1-2024	750,000	750,000
Covanta Holding Corporation (Industrials, Commercial Services & Supplies )	5.88	7-1-2025	25,000	24,438
Crown Americas LLC (Materials, Containers & Packaging ) 144A	4.75	2-1-2026	125,000	117,500
DaVita HealthCare Partners Incorporated (Health Care, Health Care Providers & Services )	5.00	5-1-2025	175,000	164,938
DCP Midstream Operating LP (Energy, Oil, Gas & Consumable Fuels)	2.70	4-1-2019	125,000	124,063
Dell International LLC (Information Technology, Technology Hardware, Storage & Peripherals ) 144A	5.88	6-15-2021	1,325,000	1,356,369
Denbury Resources Incorporated (Energy, Oil, Gas & Consumable Fuels )	6.38	8-15-2021	875,000	822,500
Diamond Offshore Drilling Incorporated (Energy, Energy Equipment & Services )	4.88	11-1-2043	250,000	180,000
Dish Network Corporation (Consumer Discretionary, Media )	3.38	8-15-2026	25,000	22,711
EMI Music Publishing Group (Consumer Discretionary, Media ) 144A	7.63	6-15-2024	243,000	261,529
EnLink Midstream LLC (Energy, Oil, Gas & Consumable Fuels )	4.15	6-1-2025	275,000	257,469
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	4.40	4-1-2024	150,000	144,006
EnLink Midstream Partners LP (Energy, Oil, Gas & Consumable Fuels)	4.85	7-15-2026	225,000	216,327
Equinix Incorporated (Real Estate, Equity REITs )	5.75	1-1-2025	25,000	25,781
Equinix Incorporated (Real Estate, Equity REITs )	5.88	1-15-2026	400,000	413,500
Era Group Incorporated (Energy, Energy Equipment & Services )	7.75	12-15-2022	500,000	491,250
ESH Hospitality Incorporated (Real Estate, Equity REITs ) 144A	5.25	5-1-2025	725,000	703,250
Exterran Partners LP (Energy, Oil, Gas & Consumable Fuels )	6.00	4-1-2021	450,000	447,750
Fair Isaac Corporation (Information Technology, Software ) 144A	5.25	5-15-2026	25,000	25,107
First Data Corporation (Information Technology, IT Services ) 144A	7.00	12-1-2023	800,000	837,000
FirstCash Incorporated (Financials, Consumer Finance ) 144A	5.38	6-1-2024	375,000	373,125
Flex Acquisition Company Incorporated (Materials, Containers & Packaging ) 144A	6.88	1-15-2025	250,000	243,125
Flex Acquisition Company Incorporated (Materials, Containers & Packaging ) 144A	7.88	7-15-2026	50,000	50,345
Gartner Incorporated (Information Technology, IT Services ) 144A	5.13	4-1-2025	600,000	605,338
Gray Television Incorporated (Consumer Discretionary, Media ) 144A	5.13	10-15-2024	850,000	816,000
Group 1 Automotive Incorporated (Consumer Discretionary, Specialty Retail )	5.00	6-1-2022	75,000	74,063
Group 1 Automotive Incorporated (Consumer Discretionary, Specialty Retail ) 144A	5.25	12-15-2023	250,000	243,750
Gulfport Energy Corporation (Energy, Oil, Gas & Consumable Fuels )	6.00	10-15-2024	300,000	289,500
HCA Incorporated (Health Care, Health Care Providers & Services )	6.50	2-15-2020	375,000	390,300
Hilcorp Energy Company (Energy, Energy Equipment & Services ) 144A	5.00	12-1-2024	125,000	120,156
Hilcorp Energy Company (Energy, Energy Equipment & Services ) 144A	5.75	10-1-2025	475,000	473,813
Hill-Rom Holdings Incorporated (Health Care, Health Care Equipment & Supplies ) 144A	5.75	9-1-2023	255,000	258,825
Hilton Domestic Operating Company Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure ) 144A	5.13	5-1-2026	100,000	100,000
Hologic Incorporated (Health Care, Health Care Equipment & Supplies) 144A	4.63	2-1-2028	25,000	23,500
Hologic Incorporated (Health Care, Health Care Equipment & Supplies) 144A	4.38	10-15-2025	500,000	483,605
Hornbeck Offshore Services Incorporated (Energy, Energy Equipment & Services )	1.50	9-1-2019	1,125,000	1,004,063
HUB International Limited (Financials, Insurance ) 144A	7.00	5-1-2026	100,000	100,375
Infor (US) Incorporated (Information Technology, Internet Software & Services )	6.50	5-15-2022	215,000	217,688
Iron Mountain Incorporated (Real Estate, Equity REITs ) 144A	5.25	3-15-2028	100,000	92,500
Iron Mountain Incorporated (Real Estate, Equity REITs ) 144A	5.38	6-1-2026	300,000	285,375

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name	Interest rate	Maturity date	Principal	Value
United States (continued)
KAR Auction Services Incorporated (Industrials, Commercial Services & Supplies ) 144A	5.13%	6-1-2025	$925,000	$901,875
Kinetics Concepts Incorporated (Health Care, Health Care Equipment & Supplies ) 144A	7.88	2-15-2021	500,000	511,585
Lamar Media Corporation (Consumer Discretionary, Media )	5.38	1-15-2024	150,000	153,750
Lamb Weston Holdings Incorporated (Consumer Staples, Food Products ) 144A	4.63	11-1-2024	175,000	171,500
Level 3 Financing Incorporated (Telecommunication Services, Diversified Telecommunication Services )	5.13	5-1-2023	25,000	24,719
Level 3 Financing Incorporated (Telecommunication Services, Diversified Telecommunication Services )	5.38	8-15-2022	44,000	44,110
Level 3 Financing Incorporated (Telecommunication Services, Diversified Telecommunication Services )	5.38	5-1-2025	350,000	341,250
Level 3 Financing Incorporated (Telecommunication Services, Diversified Telecommunication Services )	5.63	2-1-2023	325,000	327,438
Levi Strauss & Company (Consumer Discretionary, Specialty Retail )	5.00	5-1-2025	100,000	100,250
Lithia Motors Incorporated (Consumer Discretionary, Specialty Retail ) 144A	5.25	8-1-2025	625,000	596,875
Live Nation Entertainment Incorporated (Consumer Discretionary, Media ) 144A	5.38	6-15-2022	316,000	321,530
Live Nation Entertainment Incorporated (Consumer Discretionary, Media ) 144A	5.63	3-15-2026	50,000	49,875
LKQ Corporation (Consumer Discretionary, Distributors )	4.75	5-15-2023	350,000	350,000
LPL Holdings Incorporated (Financials, Diversified Financial Services ) 144A	5.75	9-15-2025	1,330,000	1,290,100
Mednax Incorporated (Health Care, Health Care Providers & Services) 144A	5.25	12-1-2023	175,000	173,688
MGM Growth Properties LLC (Real Estate, Equity REITs )	4.50	1-15-2028	75,000	68,438
MPH Acquisition Holdings LLC (Health Care, Health Care Providers & Services ) 144A	7.13	6-1-2024	525,000	543,375
MPT Operating Partnership LP (Health Care, Health Care Providers & Services )	5.25	8-1-2026	100,000	98,500
MPT Operating Partnership LP (Health Care, Health Care Providers & Services )	6.38	3-1-2024	575,000	603,750
MSCI Incorporated (Financials, Capital Markets ) 144A	5.38	5-15-2027	50,000	50,375
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels )	5.75	8-15-2025	30,000	30,076
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels )	6.88	8-15-2024	400,000	420,000
Nabors Industries Incorporated (Energy, Oil, Gas & Consumable Fuels )	0.75	1-15-2024	225,000	175,616
National CineMedia LLC (Consumer Discretionary, Media )	6.00	4-15-2022	375,000	380,625
Navient Corporation (Financials, Consumer Finance )	8.00	3-25-2020	200,000	211,000
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals )	5.88	12-15-2021	225,000	228,375
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals )	6.38	12-15-2023	725,000	739,500
Nexstar Broadcasting Group Incorporated (Consumer Discretionary, Media ) 144A	6.13	2-15-2022	325,000	330,281
NextEra Energy Incorporated (Utilities, Electric Utilities ) 144A	4.25	9-15-2024	25,000	24,125
NGPL PipeCo LLC (Energy, Energy Equipment & Services ) 144A	4.38	8-15-2022	50,000	50,125
NGPL PipeCo LLC (Energy, Energy Equipment & Services ) 144A	4.88	8-15-2027	75,000	74,906
NGPL PipeCo LLC (Energy, Energy Equipment & Services ) 144A	7.77	12-15-2037	1,025,000	1,260,750
Nielsen Finance LLC (Consumer Discretionary, Media ) 144A	5.00	4-15-2022	350,000	340,156
NSG Holdings LLC (Utilities, Independent Power & Renewable Electricity Producers ) 144A	7.75	12-15-2025	616,126	676,968
NVA Holdings Company (Health Care, Health Care Providers & Services ) 144A	6.88	4-1-2026	25,000	24,875
Oceaneering International Incorporated (Energy, Energy Equipment & Services )	6.00	2-1-2028	125,000	124,420
Outfront Media Capital Corporation (Consumer Discretionary, Media )	5.88	3-15-2025	200,000	201,750
Owens-Brockway Glass Container Incorporated (Materials, Containers & Packaging ) 144A	5.38	1-15-2025	575,000	568,531
Owens-Brockway Glass Container Incorporated (Materials, Containers & Packaging ) 144A	5.88	8-15-2023	100,000	101,500
Owens-Illinois Incorporated (Materials, Containers & Packaging ) 144A	6.38	8-15-2025	200,000	205,000
Pattern Energy Group Incorporated (Utilities, Independent Power & Renewable Electricity Producers ) 144A	5.88	2-1-2024	1,000,000	1,007,500
Penske Auto Group Incorporated (Consumer Discretionary, Specialty Retail )	3.75	8-15-2020	85,000	83,938

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
United States (continued)
Penske Auto Group Incorporated (Consumer Discretionary, Specialty Retail )	5.75%	10-1-2022	$700,000	$714,714
Pilgrim’s Pride Corporation (Consumer Staples, Food Products ) 144A	5.75	3-15-2025	75,000	71,719
Pilgrim’s Pride Corporation (Consumer Staples, Food Products ) 144A	5.88	9-30-2027	50,000	46,625
Polaris Intermediate Corporation (Health Care, Health Care Providers & Services ) 144A	8.50	12-1-2022	100,000	103,375
Prestige Brands Incorporated (Consumer Staples, Food Products ) 144A	6.38	3-1-2024	25,000	24,969
Quintiles IMS Holdings Incorporated (Health Care, Health Care Technology ) 144A	4.88	5-15-2023	100,000	101,500
RBS Global & Rexnord LLC (Industrials, Aerospace & Defense ) 144A	4.88	12-15-2025	275,000	264,000
Reynolds Group Issuer Incorporated (Materials, Containers & Packaging ) 144A	5.13	7-15-2023	50,000	49,720
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	5.63	4-15-2020	950,000	977,455
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	6.88	4-15-2040	350,000	406,000
Rose Rock Midstream LP (Energy, Oil, Gas & Consumable Fuels )	5.63	7-15-2022	550,000	541,750
Rose Rock Midstream LP (Energy, Oil, Gas & Consumable Fuels )	5.63	11-15-2023	265,000	253,075
Sabra Health Care REIT Incorporated (Real Estate, Equity REITs )	5.50	2-1-2021	360,000	364,950
Salem Media Group Incorporated (Consumer Discretionary, Media ) 144A	6.75	6-1-2024	500,000	452,500
SBA Communications Corporation (Real Estate, Equity REITs )	4.88	7-15-2022	155,000	154,419
Sealed Air Corporation (Materials, Containers & Packaging ) 144A	5.13	12-1-2024	350,000	352,625
Select Medical Corporation (Health Care, Health Care Providers & Services )	6.38	6-1-2021	500,000	505,000
SemGroup Corporation (Energy, Oil, Gas & Consumable Fuels )	7.25	3-15-2026	225,000	224,438
Service Corporation International (Consumer Discretionary, Diversified Consumer Services )	4.63	12-15-2027	100,000	95,000
Service Corporation International (Consumer Discretionary, Diversified Consumer Services )	7.50	4-1-2027	20,000	22,300
Service Corporation International (Consumer Discretionary, Diversified Consumer Services )	8.00	11-15-2021	850,000	943,500
Silgan Holdings Incorporated (Materials, Containers & Packaging )	5.50	2-1-2022	25,000	25,250
Sonic Automotive Incorporated (Consumer Discretionary, Specialty Retail )	5.00	5-15-2023	475,000	447,688
Southern Star Central Corporation (Energy, Oil, Gas & Consumable Fuels ) 144A	5.13	7-15-2022	250,000	250,000
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels )	7.50	4-1-2026	50,000	51,875
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels )	7.75	10-1-2027	50,000	52,281
Spectrum Brands Incorporated (Consumer Staples, Household Products )	5.75	7-15-2025	50,000	49,875
Springleaf Finance Corporation (Financials, Consumer Finance )	7.13	3-15-2026	100,000	101,625
Springleaf Finance Corporation (Financials, Consumer Finance )	8.25	12-15-2020	106,000	114,745
Springleaf Finance Corporation (Financials, Consumer Finance )	8.25	10-1-2023	100,000	110,250
Sprint Capital Corporation (Telecommunication Services, Wireless Telecommunication Services )	8.75	3-15-2032	375,000	403,594
Surgery Center Holdings Incorporated (Health Care, Health Care Equipment & Supplies ) 144A	6.75	7-1-2025	100,000	94,375
Surgery Center Holdings Incorporated (Health Care, Health Care Equipment & Supplies ) 144A	8.88	4-15-2021	250,000	256,875
Symantec Corporation (Information Technology, Software ) 144A	5.00	4-15-2025	75,000	73,975
T-Mobile USA Incorporated (Telecommunication Services, Wireless Telecommunication Services )	6.50	1-15-2026	825,000	865,219
T-Mobile USA Incorporated (Telecommunication Services, Wireless Telecommunication Services )	4.50	2-1-2026	25,000	23,500
T-Mobile USA Incorporated (Telecommunication Services, Wireless Telecommunication Services )	4.75	2-1-2028	25,000	23,180
Tallgrass Energy Partners LP (Energy, Oil, Gas & Consumable Fuels ) 144A	5.50	9-15-2024	1,025,000	1,050,625
Tempo Acquisition LLC (Financials, Diversified Financial Services ) 144A	6.75	6-1-2025	100,000	96,670
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services )	4.63	7-15-2024	130,000	125,938
TerraForm Global Operating LLC (Utilities, Independent Power & Renewable Electricity Producers ) 144A	6.13	3-1-2026	225,000	218,813

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name	Interest rate	Maturity date	Principal	Value
United States (continued)
TerraForm Power Operating LLC (Utilities, Independent Power & Renewable Electricity Producers ) 144A	4.25%	1-31-2023	$1,076,000	$1,035,650
TerraForm Power Operating LLC (Utilities, Independent Power & Renewable Electricity Producers ) 144A	5.00	1-31-2028	100,000	94,125
Tesoro Logistics LP (Energy, Oil, Gas & Consumable Fuels )	6.38	5-1-2024	125,000	133,076
The E.W. Scripps Company (Consumer Discretionary, Media ) 144A	5.13	5-15-2025	517,000	486,466
The Geo Group Incorporated (Real Estate, Equity REITs )	5.13	4-1-2023	150,000	146,019
The Geo Group Incorporated (Real Estate, Equity REITs )	5.88	1-15-2022	24,000	24,240
The Geo Group Incorporated (Real Estate, Equity REITs )	5.88	10-15-2024	500,000	487,500
The Geo Group Incorporated (Real Estate, Equity REITs )	6.00	4-15-2026	100,000	97,500
The William Carter Company (Consumer Discretionary, Textiles, Apparel & Luxury Goods )	5.25	8-15-2021	275,000	278,534
Ultra Resources Incorporated (Energy, Oil, Gas & Consumable Fuels ) 144A	6.88	4-15-2022	255,000	169,575
Ultra Resources Incorporated (Energy, Oil, Gas & Consumable Fuels ) 144A	7.13	4-15-2025	500,000	298,750
USA Compression Partners LP (Energy, Energy Equipment & Services ) 144A	6.88	4-1-2026	175,000	180,031
USIS Merger Subordinate Incorporated (Financials, Insurance ) 144A	6.88	5-1-2025	208,000	205,400
Valeant Pharmaceuticals International (Health Care, Pharmaceuticals) 144A	8.50	1-31-2027	50,000	51,350
Vantiv LLC (Financials, Diversified Financial Services ) 144A	4.38	11-15-2025	75,000	70,969
Vizient Incorporated (Health Care, Health Care Providers & Services ) 144A	10.38	3-1-2024	575,000	631,056
Waste Pro USA Incorporated (Industrials, Commercial Services & Supplies ) 144A	5.50	2-15-2026	50,000	47,750
Wolverine World Wide Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods ) 144A	5.00	9-1-2026	325,000	308,750
Wrangler Buyer Corporation (Industrials, Commercial Services & Supplies ) 144A	6.00	10-1-2025	50,000	47,000
Wyndham Hotels & Resorts Company (Consumer Discretionary, Hotels, Restaurants & Leisure ) 144A	5.38	4-15-2026	300,000	299,625
Zayo Group LLC (Information Technology, Internet Software & Services ) 144A	5.75	1-15-2027	25,000	24,750
Zayo Group LLC (Information Technology, Internet Software & Services )	6.38	5-15-2025	650,000	672,750
Total Corporate Bonds and Notes (Cost $57,909,976)				56,269,757

Loans : 0.52%
Advantage Sales & Marketing LLC (1 Month LIBOR +6.50%) (Industrials, Commercial Services & Supplies ) ±	8.58	7-25-2022	250,000	217,813
Ancestry.com Incorporated (1 Month LIBOR +3.25%) (Information Technology, Internet Software & Services ) ±	5.33	10-19-2023	111,080	111,080
Emerald Bidco Incorporated (1 Month LIBOR +2.75%) (Health Care, Health Care Technology ) ±	4.83	10-23-2023	173,803	173,749
Montreign Operating Company LLC (3 Month LIBOR +8.25%) (Consumer Discretionary, Hotels, Restaurants & Leisure ) ±	10.59	12-7-2022	822,938	726,925
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) (Financials, Diversified Financial Services ) ±‡	9.84	4-30-2023	175,000	176,750
Total Loans (Cost $1,540,310)				1,406,317

	Dividend yield		Shares
Preferred Stocks : 16.79%
Canada : 2.71%
Just Energy Group Incorporated (Utilities, Multi-Utilities)	9.04		315,000	7,402,500

Greece : 0.31%
Navios Maritime Holdings Incorporated (Industrials, Marine) †	0.00		59,000	845,470

Hong Kong : 1.85%
Seaspan Corporation (Industrials, Marine)	6.38		200,000	5,048,000

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Dividend yield		Shares	Value
Monaco : 1.86%
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.75%		40,000	$976,000
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	8.25		160,000	4,102,400
				5,078,400

United States : 10.06%
AgriBank FCB (Financials, Capital Markets)	6.43		5,000	535,000
Arlington Asset Investment Corporation (Financials, Capital Markets)	6.63		54,147	1,320,499
Braemar Hotels & Resorts (Real Estate, Equity REITs)	5.50		36,000	694,440
CM Finance Incorporated (Financials, Capital Markets)	6.13		5,000	126,250
Crestwood Equity Partners LP (Energy, Oil, Gas & Consumable Fuels) †	0.00		500,000	4,837,450
DTE Energy Company (Utilities, Multi-Utilities)	5.25		150,000	3,679,500
DTE Energy Company (Utilities, Multi-Utilities)	6.00		15,137	399,314
Entergy Mississippi Incorporated (Utilities, Electric Utilities)	4.90		90,965	2,212,269
Entergy New Orleans LLC (Utilities, Electric Utilities)	5.50		21,978	558,241
First Republic Bank Corporation (Financials, Banks)	5.50		20,000	497,000
Gastar Exploration Incorporated Series B (Energy, Oil, Gas & Consumable Fuels)	10.75		56,900	232,721
GreenHunter Resources Incorporated Series C (Energy, Energy Equipment & Services) (a)	10.00		61,786	0
Integrys Holding Incorporated (Utilities, Multi-Utilities)	5.71		26,085	684,731
Maiden Holdings Limited (Financials, Insurance)	6.70		5,000	105,850
Medley LLC (Financials, Diversified Financial Services)	6.88		96,734	2,326,453
SCE Trust VI (Utilities, Electric Utilities)	5.00		107,972	2,467,160
Seritage Growth Properties (Real Estate, Equity REITs)	7.00		3,950	93,931
Southern Company (Utilities, Electric Utilities)	5.25		98,293	2,409,161
United States Cellular Corporation (Telecommunication Services, Wireless Telecommunication Services)	7.25		50,000	1,275,000
Wheeler REIT Incorporated (Real Estate, Equity REITs)	8.75		150,000	3,003,000
				27,457,970

Total Preferred Stocks (Cost $49,487,037)				45,832,340

		Expiration date
Warrants : 0.00%
United States : 0.00%
GreenHunter Water LLC (Energy, Energy Equipment & Services)†(a)		12-31-2049	96,112	0

Total Warrants (Cost $0)				0

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 2.09%
Bermuda : 0.18%
Teekay Corporation (Energy, Oil, Gas & Consumable Fuels )	8.50	1-15-2020	$475,000	493,406
Canada : 1.09%
Baytex Energy Corporation (Energy, Oil, Gas & Consumable Fuels ) 144A	5.63	6-1-2024	675,000	632,813
Eagle Intermediate Global Holding BV (Consumer Discretionary, Textiles, Apparel & Luxury Goods ) 144A	7.50	5-1-2025	175,000	174,125
Ritchie Brothers Auctioneers Incorporated (Industrials, Commercial Services & Supplies ) 144A	5.38	1-15-2025	725,000	713,219
Rockpoint Gas Storage (Energy, Oil, Gas & Consumable Fuels ) 144A	7.00	3-31-2023	250,000	248,750
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals ) 144A	5.50	11-1-2025	75,000	75,071
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals ) 144A	5.88	5-15-2023	725,000	696,363

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name		Interest rate	Maturity date	Principal	Value
Canada (continued)
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals ) 144A		6.13%	4-15-2025	$25,000	$23,438
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals ) 144A		7.50	7-15-2021	350,000	357,034
					2,920,813

Ireland : 0.19%
Ardagh Packaging Finance plc (Materials, Containers & Packaging ) 144A		7.25	5-15-2024	500,000	521,250

Luxembourg : 0.33%
ArcelorMittal SA (Materials, Metals & Mining )		6.25	2-25-2022	25,000	26,808
Intelsat Jackson Holdings SA (Financials, Diversified Financial Services )		5.50	8-1-2023	800,000	737,000
Intelsat Luxembourg SA (Telecommunication Services, Diversified Telecommunication Services )		7.75	6-1-2021	150,000	142,500
					906,308

Netherlands : 0.10%
OI European Group BV (Materials, Containers & Packaging ) 144A		4.00	3-15-2023	75,000	70,875
Sensata Technologies BV (Industrials, Machinery ) 144A		5.00	10-1-2025	97,000	97,000
Sensata Technologies BV (Industrials, Machinery ) 144A		6.25	2-15-2026	100,000	104,875
					272,750

United Kingdom : 0.20%
Ensco plc (Energy, Energy Equipment & Services )		5.75	10-1-2044	575,000	418,313
IHS Markit Limited (Industrials, Professional Services ) 144A		4.75	2-15-2025	75,000	75,188
IHS Markit Limited (Industrials, Professional Services ) 144A		5.00	11-1-2022	50,000	51,336
					544,837

Total Yankee Corporate Bonds and Notes (Cost $5,509,580)					5,710,714

		Yield		Shares
Short-Term Investments : 4.16%
Investment Companies : 4.16%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83		11,368,199	11,368,199

Total Short-Term Investments (Cost $11,368,199)					11,368,199

Total investments in securities (Cost $286,928,889)	113.20%				308,981,759

Other assets and liabilities, net	(13.20)				(36,035,833)

Total net assets	100.00%				$272,945,926

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	16,518,572	85,748,305	90,898,678	11,368,199	11,368,199	4.16%

Wells Fargo Global Dividend Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2018, such fair value pricing was not used in pricing certain foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
France	$5,354,435	$0	$0	$5,354,435
Germany	14,534,201	0	0	14,534,201
Italy	41,562,322	0	0	41,562,322
Spain	33,673,069	0	0	33,673,069
Taiwan	2,757,600	0	0	2,757,600
United Kingdom	10,217,577	0	0	10,217,577
United States	80,295,228	0	0	80,295,228
Corporate bonds and notes	0	56,269,757	0	56,269,757
Loans	0	1,229,567	176,750	1,406,317
Preferred stocks
Canada	7,402,500	0	0	7,402,500
Greece	845,470	0	0	845,470
Hong Kong	5,048,000	0	0	5,048,000
Monaco	5,078,400	0	0	5,078,400
United States	20,080,290	7,377,680	0	27,457,970
Warrants
United States	0	0	0	0
Yankee corporate bonds and notes	0	5,710,714	0	5,710,714
Short-term investments
Investment companies	11,368,199	0	0	11,368,199

Total assets	$238,217,291	$70,587,718	$176,750	$308,981,759

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund did not have any transfers into/out of Level 1. The fund had no material transfers between Level 2 and Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Global Dividend Opportunity Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Global Dividend Opportunity Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date: September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Global Dividend Opportunity Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date: September 24, 2018

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: September 24, 2018